RELATED PARTIES BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS
NOTE 9:-	RELATED PARTIES BALANCES AND TRANSACTIONS

a.
On January 26, 2020, the Company’s Board of Directors approved a one-time immediate payment of $150 and a payment of $37.5 on a quarterly basis (for such time as the service engagement continues) to the Chairman of the Board of Directors contingent upon shareholder approval, which was granted on July 6, 2020 and successful completion of Company’s IPO which closed on September 3, 2020.

b.
On February 23, 2021, the shareholders of the Company approved the grant of options to purchase an aggregate of 30,000 Ordinary Shares to three board members, the Chairman of the board of directors and to its Chief Technology Officer (who also serves as a director).

c.
On June 8, 2023, the Company’s shareholders approved the grant of options to purchase an aggregate of 54,000 shares to two current board members, and to the chairman of the board of directors. The valuation of the option on the grant date was $174. (Note 7d2)

Balances with related parties:

	Year ended December 31,
	2023	2022	2021

Employees accrued salaries and bonuses	$324	$359	$356
Directors accrued fees expenses	33	33	82

	$357	$392	$438

Transactions with related parties:

	Year ended December 31,
	2023	2022	2021
Amounts charged to:
Research and development expenses	$528	$702	$151

General and administrative expenses	$1,676	$2,091	$2,155